Income tax - Deferred tax asset and deferred tax liability balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Tax losses carried forward	$ 3,329	$ 2,922
Less: Valuation allowance	(3,329)	(2,922)	$ (1,915)	$ (660)
Deferred tax liabilities
Outside basis difference	(1,050)	(1,084)
Others	(27)	(27)
Deferred tax liabilities net	$ (1,077)	(1,111)
Discontinued operations
Deferred tax assets
Tax losses carried forward		11,478
Less: Valuation allowance		(11,478)	(7,523)	(3,750)
Continuing and discontinued operations
Deferred tax assets
Tax losses carried forward		14,400
Less: Valuation allowance		(14,400)	$ (9,438)	$ (4,410)
Deferred tax liabilities
Outside basis difference		(1,084)
Others		(27)
Deferred tax liabilities net		$ (1,111)